Share Capital and Other Equity Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants

Changes in the issued and outstanding common shares of the Company during the quarters ended June 30, 2021 and 2020 were as follows:

	June 30, 2021		June 30, 2020
	Number	Amount	Number	Amount
Balance - beginning of period	29,943,839	$977,261	23,313,164	$932,951
Issued to acquire assets	—	—	96,833	1,240
Shares issued pursuant to a restricted share units plan (note 11b)	—	—	10,355	9,764
Balance - end of period	29,943,839	$977,261	23,420,352	$943,955

Schedule of Changes in Number of Stock Options Outstanding and Weighted Average Exercise Price

For stock options having a CA$ exercise price, the changes in the number of stock options outstanding during the quarters ended June 30, 2021 and 2020 were as follows:

	June 30, 2021		June 30, 2020
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	(in CA$)	Number	(in CA$)
Balance - beginning of period	2,485,555	$18.70	2,209,864	$38.72
Granted	—	—	436,570	14.06
Forfeited	(850,274)	15.11	(64,141)	24.42
Expired	—	—	(1,435)	2,433.20
Repriced - options before repricing	—	—	(1,929,685)	35.14
Repriced - options after repricing	—	—	1,929,685	15.21
Balance - end of period	1,635,281	$20.56	2,580,858	$18.67

For stock options having a US$ exercise price, the changes in the number of stock options outstanding during the quarter ended June 30, 2021 were as follows:

		June 30, 2021
		Weighted
		average
		exercise price
	Number	(in US$)
Balance - beginning of period	305,000	$4.70
Granted	90,000	4.65
Balance - end of period	395,000	$4.69

Summary of Weighted Average Inputs into Model and Resulting Grant Date Fair Values

The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options at the date of grant. The weighted average inputs into the model and the resulting grant date fair values during the six months ended June 30, 2021 were as follows:

Expected dividend rate	—
Expected volatility of share price	115.5%
Risk-free interest rate	0.99%
Expected life in years	6.5
Weighted average grant date fair value	$5.00

The following Black-Scholes assumption were used:
Expected dividend rate	—
Expected volatility of share price	93.2%
Risk-free interest rate	0.4%
Expected life in years	6.3
Weighted average grant date incremental fair value	$1.55

Schedule of Stock Options Issued and Outstanding by Range of Exercise Price

At June 30, 2021, stock options issued and outstanding denominated in CA$ and US$ by range of exercise price are as follows:

		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in CA$	outstanding	(in years)	(CA$)	exercisable	(CA$)
$7.86 - $11.99	171,250	8.3	$9.58	68,672	$9.73
$14.06	323,926	8.9	14.06	112,972	14.06
$15.21	1,083,328	7.9	15.21	580,241	15.21
$27.00 - $3,170.00	56,777	7.6	192.87	56,303	189.91
	1,635,281	8.2	$20.56	818,188	$26.61
		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in US$	outstanding	(in years)	(US$)	exercisable	(US$)
$4.09 - $5.34	375,000	9.5	$4.36	165,000	$4.37
$10.80	20,000	9.3	10.80	3,333	10.80
	395,000	9.5	$4.69	168,333	$4.50

Schedule of Total Share-Based Payments Expense

The total share-based payments expense, comprising the above-mentioned expenses for stock options and RSU, has been included in the consolidated statements of operations for the quarter and six months ended June 30, 2021 and 2020 as indicated in the following table:

	Quarter ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Research and development expenses	$467	$904	$437	$1,920
Administration, selling and marketing expenses	899	1,340	1,873	2,696
Loss from discontinued operations	(409)	180	(444)	185
	$957	$2,424	$1,866	$4,801

Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants

Changes in the number of restricted share units or RSU outstanding during the six months ended June 30, 2021 and 2020 were as follows:

	June 30,	June 30,
	2021	2020
Balance - beginning of period	4,216	17,565
Forfeited	(4,048)	(24)
Released	—	(10,355)
Paid in cash	(144)	(2,948)
Balance - end of period	24	4,238

Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants	There were no changes in the number of warrants having a CA$ exercise price during the six months ended June 30, 2021 and 2020. At June 30, 2021 and 2020, the number of warrants outstanding by exercise price were as follows:
	June 30, 2021		June 30, 2020
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	(CA$)	Number	(CA$)
Balance of warrants - end of period	172,735	$84.33	172,735	$84.33

At June 30, 2021, the number of warrants outstanding by exercise price were as follows:
	June 30, 2021
		Weighted
		average
		exercise price
	Number	(US$)
Balance of warrants - end of period	7,894,734	$5.50

Schedule of Warrants Outstanding, Exercise Price, Expiry Rate and Overall Weighted Average Exercise Price

At June 30, 2021, the weighted average exercise prices (in CA$ or in US$) and expiry dates for the warrants outstanding are as follows:

	Number	Expiry date	Exercise price (CA$)
	4,000	January 2023	3,000.00
	168,735	April 2027	15.21
Warrants outstanding with an exercise price in CA$	172,735		$84.33
	Number	Expiry date	Exercise price (US$)
Warrants outstanding with an exercise price in US$	7,894,734	November 2025	$5.50